K&L Gates LLP
70 W. Madison St. Suite 3100
Chicago IL, 60602

J. Craig Walker (312) 807-4321 craig.walker@klgates.com

BY EDGAR

September 20, 2012

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Nuveen Long/Short Commodity Total Return Fund

Ladies and Gentlemen:

On behalf of Nuveen Long/Short Commodity Total Return Fund (the “Fund”) we are transmitting for electronic filing pre-effective amendment No. 6 to the Registration Statement on Form S-1 under the Securities Act of 1933, as amended, and each exhibit being filed therein.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4321 with any questions or comments concerning these materials.

Very truly yours,

/s/ J. Craig Walker
J. Craig Walker

Enclosures

Copies to	C. Rohrbacher (w/encl.)